Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade receivables, net	$ 42,921	$ 13,911
Foreign withholding tax recoverable	21	22
Interest receivables	2	2
Other recoverable taxes (Goods and services tax and value-added tax)	356	743
Net investment in sublease	0	188
Trade and other receivables	43,300	14,866
Government chargebacks	$ 1,600	$ 900